ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Details Narrative) $ / shares in Units, ¥ in Thousands						1 Months Ended												6 Months Ended		12 Months Ended
		Sep. 30, 2025 USD ($)	Sep. 29, 2025 USD ($) shares	Feb. 26, 2025 USD ($) $ / shares shares	Jul. 17, 2023 USD ($)	Jun. 30, 2025 USD ($) shares	Apr. 30, 2025 shares	Feb. 28, 2025 shares	Sep. 30, 2024 USD ($) shares	Aug. 31, 2024 USD ($) shares	Jul. 31, 2024 shares	Jun. 30, 2024 shares	May 31, 2024 shares	Apr. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Feb. 29, 2024 shares	Jan. 31, 2024 shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2029 CNY (¥)	Dec. 31, 2028 CNY (¥)	Dec. 31, 2027 CNY (¥)	Dec. 31, 2026 CNY (¥)	Dec. 31, 2022 USD ($)	Sep. 29, 2025 CNY (¥)	Jan. 13, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 27, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 06, 2023 USD ($)	May 31, 2023	Jun. 07, 2022 USD ($)	Jan. 31, 2022	Jun. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net income loss																		$ (4,679,549)	$ 588,744
Net cash used in operating activities																		1,478,313	2,532,001
Working capital						$ 14,000,000.0												14,000,000.0									$ 16,000,000.0
Business acquisition cost	[1]																	(4,679,549)	$ 588,744
Original principal amount									$ 75,000	$ 100,000				$ 75,000	$ 50,000
Number of shares issued | shares									7,636	6,979				2,914	1,896
Streeterville Capital LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Original principal amount																										$ 1,311,000
Original issue discount amount																										96,000
Investor legal and other transaction costs																										15,000
Debt carrying amount																										$ 1,200,000
Revolving Credit Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 7,900,000												$ 7,900,000
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal group including discontinued operation, consideration
Disposal group including discontinued operation other , Income																								$ 3,000,000.0
Taoping Digital Assets (Hong Kong) Limited (TDL) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal group including discontinued operation, consideration
Taoping Capital Limited (TCL) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal group including discontinued operation, consideration
Fujian Taoping Investment Co [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal group including discontinued operation, consideration
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage																								100.00%
Taoping Digital Assets (Hong Kong) Limited (TDL) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage																														100.00%
Taoping Capital Limited (TCL) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage																												100.00%
Taoping EP Holdings Shenzhen Co Ltd TEPH [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage																															51.00%
Fujian Taoping Investment Co [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage																													100.00%
Mr. Jianghuai Lin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding percent																																		24.60%
Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt carrying amount				$ 1,600,000
Number of shares issued | shares				333,334		86,000	266,667	16,667			20,000	19,334	46,000		19,667	10,333	19,333
Offering price per share | $ / shares				$ 6.0
Investors total purchase price				$ 2,000,000
Investor [Member] | Public Stand by Equity Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, Other					$ 1,000,000
Investor [Member] | Private Stand by Equity Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, Other					$ 10,000,000
Investor [Member] | Private Stand by Equity Purchase Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, Other		$ 7,200,000
Taoping New Media Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage																																		100.00%
Taoping New Media Co., Ltd [Member] | Mr. Jianghuai Lin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage																																		51.00%
Zhenjiang Taoping IoT Tech. Co., Ltd (ZJIOT) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage																																	100.00%
Fujian Taoping Investment Co [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage																													80.00%
Skyladder Group Limited [Member] | Share Purchase Agreement [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition cost | ¥																				¥ 180,660	¥ 135,060	¥ 101,980	¥ 74,140
Business acquisition cost | ¥																				¥ 22,140	¥ 14,900	¥ 7,740	¥ 3,800
Skyladder Group Limited [Member] | Share Purchase Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest acquired, percentage			100.00%																						100.00%
Business acquisition cost			$ 21,360,000																						¥ 152,000
Business acquisition, shares issued, shares | shares			7,882,921,000,000

[1]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.